Related Party Balance and Transactions - Schedule of Due to Related Parties (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Mr. Ngo Chiu Lam [Member]
Due to related parties
Due to related parties	[1]	$ 3,546,480	$ 617,944
KC-CRFG JV [Member]
Due to related parties
Due to related parties	[2]	86,506	184,019
KC-Glory JV [Member]
Due to related parties
Due to related parties	[2]	317,867	320,278
KC-Geotech JV [Member]
Due to related parties
Due to related parties	[2]	235,993	237,783
Related Party [Member]
Due to related parties
Due to related parties		$ 4,186,846	$ 1,360,024

[1]	The balance represented the advances from the director. The amount was unsecured, interest-free and repayable on demand.
[2]	The balances represented amounts due to joint ventures, which are for operation purpose. All amounts were unsecured, interest-free and repayable on demand.